Other intangible assets	12 Months Ended
Mar. 31, 2018
Intangible assets other than goodwill [abstract]
Other intangible assets
10.	Other intangible assets

	Trademarks registration fees	Software	Indefinite life Brands	Customer relationships	Favorable lease	Total
Cost
Balance as at March 31, 2016	$808,779	$127,528	$867,598	$329,324	$62,460	$2,195,689
- Additions	-	-	-	-	-	-
- Translation adjustment	16,878	2,709	(51,471)	(19,537)	(3,705)	(55,126)
Balance as at March 31, 2017	$825,657	$130,237	$816,127	$309,787	$58,755	$2,140,563
- Additions	-	-	-	-	-	-
- Translation adjustment	(1,828)	(295)	125,403	47,601	9,027	179,908
Balance as at March 31, 2018	$823,829	$129,942	$941,530	$357,388	$67,782	$2,320,471

Amortization and impairment
Balance as at March 31, 2016	$379,970	$127,528	$-	$61,824	$28,142	$597,464
- Amortization charge	78,310	-	-	26,525	12,073	116,908
- Translation adjustment	10,488	2,709	-	(4,377)	(1,992)	6,828
Balance as at March 31, 2017	$468,768	$130,237	$-	$83,972	$38,223	$721,200
- Amortization charge	81,376	-	-	28,283	12,874	122,533
- Translation adjustment	(1,628)	(295)	-	14,402	6,555	19,034
Balance as at March 31, 2018	$548,516	$129,942	$-	$126,657	$57,652	$862,767

Carrying value
At March 31, 2017	$356,889	$-	$816,127	$225,815	$20,532	$1,419,363
At March 31, 2018	275,313	-	941,530	230,731	10,130	1,457,704

The useful life of brands (consisting mainly of the Atry and Scheherazade brand names) in respect of the acquisition have been determined to be indefinite as the Group expects to generate future economic benefits indefinitely from these assets.

The indefinite life intangible assets relates to the Amira Basmati Rice GmbH EUR (formerly known as Basmati Rice GmbH Europe) and Basmati Rice North America LLC business (Note 9).

Amira has acquired a portfolio of packaged specialty rice brands which include Al Amir, Al Hakim, Bano, Dalia, Hanna and Shah Pari brands from Euro Basmati GmbH in Germany.